Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Interest income	$ 71	$ 91	$ 245
Discontinued operations
Statement [line items]
Equity-based compensation of Novartis equity plans			(9)
Property, plant and equipment [member]
Statement [line items]
Depreciation and amortisation expense	(1,208)	(1,318)	(1,345)
Property, plant and equipment [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense			(42)
Right-of-use assets [member]
Statement [line items]
Depreciation and amortisation expense	(318)	(330)	(305)
Right-of-use assets [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense			(9)
Intangible assets and goodwill [member]
Statement [line items]
Depreciation and amortisation expense	$ (3,903)	$ (3,462)	(2,836)
Intangible assets and goodwill [member] | Discontinued operations
Statement [line items]
Depreciation and amortisation expense			$ (174)